Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Shares Underlying Options, Beginning balanceShares Underlying Options, Beginning balance	2,566
Weighted Average Exercise Price, Beginning BalanceWeighted Average Exercise Price, Beginning Balance	$ 1,618.30
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 10 months 20 days	8 years 6 months 7 days	8 years 3 months 14 days	7 years 11 months 12 days
Intrinsic Value Outstanding, Beginning Balance		$ 109,821	$ 108,253
Shares Underlying Options, Granted	10,086	2,845	1,738
Weighted Average Exercise Price, Granted	$ 210.45	$ 1,433.40	$ 4,964.90
Weighted Average Remaining Contractual Term (in years), Granted	9 years 1 month 13 days
Shares Underlying Options, Exercised	(17)	(200)	(13)
Weighted Average Exercise Price, Expired	$ 176.44	$ 3,092.40	$ 5,990.00
Shares Underlying Options, Forfeited	(43)	(1,580)	(823)
Weighted Average Exercise Price, Forfeited	$ 292.63	$ 2,345.70	$ 5,785.60
Shares Underlying Options, Ending balance	12,592	2,566
Weighted Average Exercise Price, Ending Balance	$ 347.85	$ 1,618.30
Intrinsic Value Outstanding, Ending Balance			$ 109,821	$ 108,253
Shares Underlying Options, Exercisable	1,312	656
Weighted Average Exercise Price, Exercisable	$ 1,668.77	$ 1,596.50
Weighted Average Remaining Contractual Term (in years), Exercisable	6 years 9 months 25 days	6 years 4 months 13 days
Intrinsic Value, Exerciseable
Shares Underlying Options, Beginning balance	2,566	1,501	635
Weighted Average Exercise Price, Beginning Balance	$ 1,618.30	$ 2,914.40	$ 1,052.40
Shares Underlying Options, Exercised			(36)
Weighted Average Exercise Price, Exercised			$ 1,094.60
Intrinsic Value, Exercised			$ 4,480
Shares Underlying Options, Ending balance		2,566	1,501	635
Weighted Average Exercise Price, Beginning Balance		$ 1,618.30	$ 2,914.40	$ 1,052.40
Shares Underlying Options, Exercisable	1,312	656
Weighted Average Exercise Price, Exercisable	$ 1,668.77	$ 1,596.50